Other operating expenses - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating expenses [line items]
Contributions to the Single Resolution Fund	€ 277	€ 239	€ 208
Local bank taxes	414	420	375
Decrease on local bank taxes	6
Impairment losses	567	66	35
Software [member]
Disclosure of other operating expenses [line items]
Impairment losses	19
Other Intangible Assets [member]
Disclosure of other operating expenses [line items]
Impairment losses	35
Project Maggie [Member]
Disclosure of other operating expenses [line items]
Impairment of an intangible asset	141
Project Maggie [Member] | Software [member]
Disclosure of other operating expenses [line items]
Impairment losses	141
Goodwill [member]
Disclosure of other operating expenses [line items]
Impairment losses	310
Netherlands [member]
Disclosure of other operating expenses [line items]
Settlement with the Dutch Authorities			775
Netherlands, Germany, Belgium, Poland, and Spain [Member]
Disclosure of other operating expenses [line items]
Contributions to the Deposit Guarantee Schemes	413	€ 362	€ 364
Romania [Member]
Disclosure of other operating expenses [line items]
Decrease on local bank taxes	10
Excluding Romania [Member]
Disclosure of other operating expenses [line items]
Increase in local bank taxes	€ 4